EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Schedule of common shares reserved for options, warrants and preferred stock
	December 31, 2014	December 31, 2013

Stock options	520,548	548,366
Preferred stock	-	-

Total	520,548	548,366

Schedule of fair value of stock options
	December 31,	December 31,	December 31
	2014	2013	2012
Risk -free interest rate	0.91%	0.40% to 0.75%	0.55% to 1.62%.
Average expected term (years)	3	3	3
Dividend yield	1.91%	2.40%	1.62%
Expected volatility	44.9% to 52.82%	44.9% to 63.48%	57.73% to 68.65%

Schedule of option award activity
	2014		2013		2012
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	548,366	7.49	586,566	7.74	498,566	7.52
Granted	203,200	8.56	153,000	5.96	132,166	8.34
Exercised	(2,818)	5.53	(100,000)	2.15	(12,000)	1.775
Cancelled	-	-	-	-	-	-
Forfeited	(228,200)	-	(91,200)	-	(32,166)	-
Outstanding at the end of year	520,548	7.95	548,366	7.49	586,566	7.74
Exercisable at the year end	324,348	7.74	457,166	7.74	454,400	7.56

Weighted average grant-date fair value of options granted during the year		US$8.56		US$5.96		US$8.34

Schedule of nonvested shares
		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value (US$)
Nonvested at January 1, 2012	177,200	8.46
Granted	132,166	8.34
Vested	(177,200)	8.46
Forfeited	-	-
Nonvested at December 31, 2012	132,166	8.34
Granted	153,000	5.96
Vested	(223,366)	7.44
Forfeited	-	-
Nonvested at December 31, 2013	61,800	5.53
Granted	203,200	8.56
Vested	(61,800)	5.53
Forfeited	(7,000)	8.56
Nonvested at December 31, 2014	196,200	US$8.56

Schedule of options outstanding
		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life (in years)

US$ 10.83	44,000	1.2
US$ 8.34	130,166	1.7
US$5.53	58,982	7.2
US$ 6.25	91,200	1.8
US$ 8.56	196,200	4.2
	520,548	3.2